Geographic Information (Details)	12 Months Ended
Dec. 31, 2020
Geographic Information (Details) [Line Items]
Number of segment	1
Total Revenues [Member]
Geographic Information (Details) [Line Items]
Concentration credit risk, percentage	10.00%